December 31, 2007

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          RMR Funds Series Trust (the “Trust”)

File Nos. 333-145646; 811-22116

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus relating to the offering of the RMR Real Estate Securities Fund’s Class A, C and Class I shares and multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A filed electronically (Accession No. 0001047469-07-010334) on December 28, 2007.

If you have any questions concerning the foregoing certification, please contact me at (617) 796-8225.

Very truly yours,
/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Assistant Secretary

cc:          Adam D. Portnoy